Business and Business Presentation (Details) - shares	Feb. 05, 2018	Sep. 02, 2014
Business and Business Presentation (Details) [Line Items]
Number of authorized shares		250,000,000
Shares of common stock		230,000,000
Shares of preferred stock		20,000,000
Increase authorized shares of common stock	500,000,000
HealthLynked Corp. [Member]
Business and Business Presentation (Details) [Line Items]
Number of authorized shares		250,000,000
Shares of common stock		230,000,000
Increase authorized shares of common stock	500,000,000